STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE	$ 0	$ 0	$ 0
EXPENSES
Administrative fee - related party	200,650	46,669
General and administrative	12,663,776	536,614	1,853
TOTAL EXPENSES	12,864,426	583,283	1,853
OTHER INCOME (EXPENSES)
Interest expense	(5,465)	(414)
Investment income from Trust Account	371,004	175,533
Transaction costs allocable to warrant liability	0	(2,344,508)	0
Change in fair value of derivative warrant liabilities	18,698,777	(16,889,088)
TOTAL OTHER INCOME (EXPENSES) - NET	19,064,316	(19,058,477)
Net income (loss)	$ 6,199,890	$ (19,641,760)	$ (1,853)
Class A ordinary shares
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic	81,681,000	18,828,526
Weighted Average Number of Shares Outstanding, Diluted	81,681,000	18,828,526
Earnings Per Share, Basic	$ 0.06	$ (0.52)
Earnings Per Share, Diluted	$ 0.06	$ (0.52)
Class B ordinary shares
OTHER INCOME (EXPENSES)
Weighted Average Number of Shares Outstanding, Basic	20,420,250	18,983,377	18,750,000
Weighted Average Number of Shares Outstanding, Diluted	20,420,250	18,983,377	18,750,000
Earnings Per Share, Basic	$ 0.06	$ (0.52)	$ 0.00
Earnings Per Share, Diluted	$ 0.06	$ (0.52)	$ 0.00